Property, equipment and software, net - Additional information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, equipment and software, net
Depreciation expenses of property, equipment and software	¥ 3.0	¥ 3.8	¥ 1.1
Estimated depreciation expenses for 2021	2.9
Estimated depreciation expenses for 2022	1.9
Estimated depreciation expenses for 2023	0.7
Estimated depreciation expenses for 2024	0.1
Estimated depreciation expenses for 2025	¥ 0.0